Note 12 - Subsequent Events (Details Textual) - $ / shares					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2018	Mar. 02, 2018	Feb. 23, 2018	Feb. 09, 2018	Jul. 31, 2018	Jun. 30, 2016	Oct. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Issued, Price Per Share								$ 0.04
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								24,813,373	18,813,373	3,744,623	461,340
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.15	$ 0.14	$ 0.36	$ 1.15
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	1,000,000	3,000,000	1,125,000	2,500,000
Subsequent Event [Member] | Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,875,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.15
Private Placement [Member]
Stock Issued During Period, Shares, New Issues						10,933,333	26,500,000	8,000,000	26,500,000	10,933,333
Shares Issued, Price Per Share								$ 0.15
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.08	$ 0.04
Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues					1,875,000
Shares Issued, Price Per Share					$ 0.08